Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Notes Payable

4. Notes Payable

Convertible Notes Payable

Q2 2020 Convertible Notes

RespireRx and Power Up Lending Group Ltd. (the “Lender”) entered into Securities Purchase Agreements, dated as of April 15, 2020 and June 7, 2020 (each, a “Power Up Agreement”), by which the Lender loaned $53,000 and $43,000, respectively, to RespireRx in return for two convertible promissory notes (the “April 2020 Note” and the “June 2020 Note” respectively), a limited guaranty associated with the April 2020 Note, and the delivery into escrow of a confession of judgment in favor of the Lender for the amount of the April 2020 Note plus fees and costs to be filed by the Lender upon the occurrence of an Event of Default (as defined in the April 2020 Note) and other transaction-related documents associated with both the April 2020 Note and the June 2020 Note. The proceeds of the loans, which equal $90,000 after payment of $5,000 in legal fees and $1,000 in due diligence fees, are being used for general corporate purposes.

The April 2020 Note and the June 2020 Note will be payable on April 15, 2021 and June 7, 2021, respectively (each, a “Maturity Date”), and bear interest at a rate equal to 12% per annum, with any amount of principal or interest which is not paid when due bearing interest at the rate of 22% per annum.

The Lender has the right, at any time during the period beginning on the date that is 180 days following the date of each of the notes and ending on the later of (i) the applicable Maturity Date and (ii) the date of payment of the Default Amount (as defined in the notes), to convert any outstanding and unpaid amount of the notes into shares of RespireRx’s common stock or securities convertible into RespireRx’s common stock (“2020 Note Conversion Shares”), provided that such conversion would not result in the Lender beneficially owning more than 4.99% of RespireRx’s common stock. Subject to certain limitations and adjustments as described in the notes, the Lender may convert at a per share conversion price equal to 61% of the lowest trading price of the common stock as reported by the exchange on which RespireRx’s shares are traded, for the twenty trading days prior to, but excluding, the day upon which a notice of conversion is received by RespireRx. Upon the conversion of all amounts due under each of the April 2020 Note and the June 2020 Note, each would be deemed repaid and terminated.

RespireRx may prepay the outstanding principal amount under the April 2020 Note and the June 2020 Note by paying a certain percentage of the sum of the outstanding principal, interest, default interest and other amounts owed. Such percentage varies from 120% to 145% depending on the period in which the prepayment occurs, as set forth in the April 2020 Note and June 2020 Note, respectively. During the period in which each note is outstanding, subject to certain limited exceptions, RespireRx must notify the Lender in advance of closing of any financing transactions with third party investors. At the Lender’s discretion, RespireRx must amend and restate each note, including its conversion terms, and the 2020 Note Conversion Shares to be identical to the instruments evidencing such financing transaction.

In consideration of and to induce the Lender to consummate the April 2020 Note referenced herein, the Chief Financial Officer of RespireRx (the “CFO”), on April 15, 2020, issued a limited guaranty in favor of the Lender whereby the CFO guaranteed to the Lender the prompt and full performance and observance by RespireRx of its obligation to promptly cooperate in processing all notices of conversions issued pursuant to the April 2020 Note.

Both the April 2020 Note and the June 2020 Note and the shares of common stock issuable upon conversion thereof were offered and sold to the Lender in reliance upon specific exemptions from the registration requirements of United States federal and state securities laws, which include Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), and Rule 506 promulgated by the SEC under the 1933 Act. Pursuant to these exemptions, the Lender represented to RespireRx under each Power Up Agreement, among other representations, that it was an “accredited investor” as that term is defined in Rule 501(a) of Regulation D under the 1933 Act.

The outstanding amounts of the April 2020 Note and June 2020 Note consist of the following at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Principal amount of notes payable	$96,000	$-
Unamortized portion of note discounts	(82,254)
Accrued interest payable	1,649	-
	$15,395	$-

2019 Convertible Notes

On November 4, 2019, October 22, 2019, August 19, 2019, May 17, 2019 and April 24, 2019, the Company issued a series of convertible notes (“2019 Convertible Notes”), all similar in nature, all subject to debt issuance costs (“DIC”) and original issue discount (“OID”) and beneficial conversion (“BCF”) features and some subject to the issuance of warrants (“NW”) and/or commitment shares (“CS”) and placement agent fees. Two of the notes had maturity dates nine months after issuance and three were for one year. One note was a master note agreement in the amount of $150,000, but with an initial drawdown of $50,000. The Company evaluated all of the terms of the 2019 Convertible Notes and determined that, in accordance with ASC 815, there were no derivatives to be bifurcated or separately valued. Each of the April, 24, 2019, August 19, 2019 and October 22, 2019 Convertible Notes was satisfied in full by the lenders electing to convert the outstanding balances to common stock during the six-months ended June 30, 2020 and the May 17, 2019 Convertible Note, the maturity date of which was extended to November 17, 2020, was satisfied in full by the lenders electing to convert the outstanding balances to common stock during the three-months ended June 30, 2020, except for $2,747 of accrued interest that remains outstanding. The 2019 Convertible Notes that have balances outstanding as of June 30, 2020 are summarized in the table below.

Inception date	Maturity date	Original principal amount	Interest rate	Original aggregate DIC, OID, BCF, NW and CS	Cumulative amortization of DIC, OID, BCF, NW and CS	Principal remaining at June 30, 2020	Accrued Interest at June 30, 2020	Balance sheet carrying amount at June 30, 2020 inclusive of accrued interest
November 4, 2019	November 4, 2020	$170,000	10%	$170,000	$148,211	$30,500	$1,964	$10,675
May 17, 2019	May 17, 2020, extended to November 17, 2020	$50,000	10%	$50,000	$50,000	$-	$2,747	$2,747

	Total	$220,000		$220,000	$198,211	$30,500	$4,711	$13,422

2018 Q4 and 2019 Q1 Notes and Original Convertible Notes

On December 6, 2018, December 7, 2018 and December 31, 2018 the Company issued convertible notes (each a “2018 Q4 Note”) and on January 2, 2019, February 27, 2019, March 6, 2019 and March 14, 2019, the Company issued additional convertible notes (each a “2019 Q1 Note”, respectively and collectively with the “2018 Q4, the “2018 Q4 and 2019 Q1 Notes”) bearing interest at 10% per year. All of the 2018 Q4 and 2019 Q1 Notes matured on either February 28, 2019 or April 30, 2019. The original aggregate principal amount was $190,000. None of the 2018 Q4 and 2019 Q1 Notes were repaid at maturity. The 2018 Q4 and 2019 Q1 Note investors also received an aggregate of 190,000 common stock purchase warrants. The warrants were valued using the Black Scholes option pricing model calculated on the date of each grant and had an aggregate value of $146,805. Total value received by the investors was $336,805, the sum of the face value of the convertible note and the value of the warrant. Therefore, the Company recorded a debt discount associated with the warrant issuance of $82,159 and an initial value of the convertible notes of $107,841 using the relative fair value method. All debt discounts were fully amortized by the original maturity dates. On March 21, 2020, all except one of the 2018 Q4 and 2019 Q1 Note holders exchanged the outstanding principal amount and accrued interest for shares of common stock. The exchange price was $0.015 per share of common stock. The closing price on March 20, 2020, the last trading day before the closing of the exchange agreements which took place on a Saturday, was $0.034 per share of common stock. An aggregate of $155,000 of principal and $17,911 of accrued interest was exchanged for 11,527,407 shares of common stock. The Company recorded a loss on the extinguishment of the exchanged 2018 Q4 Notes and 2019 Q1 Notes of $219,021. As of June 30, 2020, there remains one outstanding 2018 Q4 Note and one outstanding 2019 Q1 Note, both held by the same single investor, with an aggregate principal amount of $35,000 and aggregate accrued interest of $5,321 as of June 30, 2020. The 2019 Convertible Notes discussed above, which the Company does not consider to have arisen from one or more offerings, may be interpreted in such a way that the remaining 2018 Q4 Note and 2019 Q1 Note holders had the right to convert or exchange into such notes. However, no holder of the Q4 2018 and 2019 Notes has requested such a conversion or exchange. The Company does not believe that an offering occurred as of June 30, 2020 or as of the date of the issuance of these financial statements. Therefore, the number of shares of common stock (or preferred stock) into which the remaining 2018 Q4 Note and the remaining 2019 Q1 Note may convert is not determinable and the Company has not accounted for any additional consideration. The warrants to purchase 190,000 shares of common stock issued in connection with the sale of the 2018 Q4 and 2019 Q1 Notes are exercisable at a fixed price of $1.50 per share of common stock, provide no right to receive a cash payment, and included no reset rights or other protections based on subsequent equity transactions, equity-linked transactions or other events. The warrants issued to the Q4 2018 and Q1 2019 Note holders expire on December 30, 2023. The Company determined that there were no embedded derivatives to be identified, bifurcated and valued in connection with this financing.

The 2018 Q4 Notes and 2019 Q1 Notes consist of the following at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Principal amount of notes payable	$35,000	$190,000
Accrued interest payable	5,321	17,976
	$40,321	$207,976

Other convertible notes were also sold to investors in 2014 and 2015 (the “Original Convertible Notes), which aggregated a total of $579,500, and had a fixed interest rate of 10% per annum. The Original Convertible Notes have no reset rights or other protections based on subsequent equity transactions, equity-linked transactions or other events. The warrants to purchase shares of common stock issued in connection with the sale of the Original Convertible Notes have either been exchanged for common stock or expired.

On March 21, 2020, the holder of one of the Original Convertible Notes exchanged $50,000 of principal and $32,875 of accrued interest for 5,525,017 shares of the Company’s common stock. The exchange price was $0.015 per share of common stock. The closing price on March 20, 2020, the last trading day before the closing of the exchange agreements, was $0.034 per share of common stock. The Company recorded a loss on the extinguishment of the exchanged Original Convertible Note of $104,975.

The remaining outstanding Original Convertible Notes (including that for which a default notice has been received) consist of the following at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Principal amount of notes payable	$75,000	$125,000
Accrued interest payable	57,616	82,060
	$132,616	$207,060

As of June 30, 2020, principal and accrued interest on the Original Convertible Note that is subject to a default notice accrues annual interest at 12% instead of 10%, totalled $46,230, of which $21,230 was accrued interest. As of December 31, 2019, principal and accrued interest on Original Convertible Notes subject to default notices totalled $43,666 of which $18,666 was accrued interest.

As of June 30,2020 all of the outstanding Original Convertible Notes, inclusive of accrued interest, were convertible into an aggregate of 11,658 shares of the Company’s common stock. Such Original Convertible Notes will continue to accrue interest until exchanged, paid or otherwise discharged. There can be no assurance that any of the additional holders of the remaining Original Convertible Notes will exchange their Original Convertible Notes.

Note Payable to SY Corporation Co., Ltd.

On June 25, 2012, the Company borrowed 465,000,000 Won (the currency of South Korea, equivalent to approximately $400,000 United States Dollars as of that date) from and executed a secured note payable to SY Corporation Co., Ltd., formerly known as Samyang Optics Co. Ltd. (“SY Corporation”), an approximately 20% common stockholder of the Company at that time. SY Corporation was a significant stockholder and a related party at the time of the transaction but has not been a significant stockholder or related party of the Company subsequent to December 31, 2014. The note accrues simple interest at the rate of 12% per annum and had a maturity date of June 25, 2013. The Company has not made any payments on the promissory note. At June 30, 2013 and subsequently, the promissory note was outstanding and in default, although SY Corporation has not issued a notice of default or a demand for repayment. Management believes that SY Corporation is in default of its obligations under its January 2012 license agreement, as amended, with the Company, but the Company has not yet issued a notice of default. The Company has in the past made several efforts towards a comprehensive resolution of the aforementioned matters involving SY Corporation. During the six-months ended June 30, 2020, there were no further communications between the Company and SY Corporation.

The promissory note is secured by collateral that represents a lien on certain patents owned by the Company, including composition of matter patents for certain of the Company’s high impact AMPAkine compounds and the low impact AMPAkine compounds CX2007 and CX2076, and other related compounds. The security interest does not extend to the Company’s patents for its AMPAkine compounds CX1739 and CX1942, or to the patent for the use of AMPAkine compounds for the treatment of respiratory depression.

Note payable to SY Corporation consists of the following at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Principal amount of note payable	$399,774	$399,774
Accrued interest payable	387,201	363,280
Foreign currency transaction adjustment	(26,760)	3,182
	$760,215	$766,236

Interest expense with respect to this promissory note was $11,960 and $11,829 for the three-months and was $23,921 and $23,789 for the six months ended June 30, 2020 and 2019, respectively.

Notes Payable to Officers and Former Officers

For the three-months ended June 30, 2020 and 2019, $2,817 and $2,561 and for the six-months ended June 30, 2020, $5,633 and $5,094 was charged to interest expense with respect to Dr. Arnold S. Lippa’s notes, respectively.

For the three-months ended June 30, 2020 and 2019, $4,228 and $3,843 and for the six-months ended June 30, 2020, $8,439 and $7,645 was charged to interest expense with respect to Dr. James S. Manuso’s notes, respectively.

As of September 30, 2018, Dr. James S. Manuso resigned as executive officer in all capacities and as a member of the Board. All of the interest expense noted above for the six-months ended June 30, 2020 and 2019, was incurred while Dr. Manuso was no longer an officer.

Other Short-Term Notes Payable

Other short-term notes payable at June 30, 2020 and December 31, 2019 consisted of premium financing agreements with respect to various insurance policies. At June 30, 2020, a premium financing agreement was payable in the initial amount of $70,762, with interest at11% per annum, in nine monthly installments of $8,256. In addition, there is a balance of $11,532 of short-term financing of office and clinical trials insurance premiums that includes a prior period premium financing of $2,317. At June 30, 2020 and December 31, 2019, the aggregate amount of the short-term notes payable was $67,262 and $4,635 respectively.

4. Notes Payable

Convertible Notes Payable

On November 4, 2019, the Company issued a convertible note (the “November 2019 Convertible Note”) bearing interest at 10% per year. The maturity amount is $170,000 and it matures on November 4, 2020. The Company incurred debt issuance costs of $14,000, which included $8,500 of lender legal fees and $5,500 in placement agency fees paid to Aurora Capital LLC, a registered broker-dealer and an affiliate of the Company. The transaction included a $13,600 original issue discount. The transaction did not include any warrants or commitment shares. The net proceeds to the Company directly from the lender was $147,900, from which the Company then directly paid the $5,500 placement agency fee for final net proceeds of $142,400. Subject to certain limitations and adjustments as described in the November 2019 Convertible Note, the holder may convert the November 2019 Convertible Note at a fixed conversion price of $0.50 per share of common stock, provided that from the date that is six months after the issuance date, the conversion price shall be 60% multiplied by the lowest closing price of the common stock during the twenty (20) consecutive trading days prior to conversion. The Company evaluated all of the terms of the November 2019 Convertible Note and determined that, in accordance with ASC 815, there were no derivatives to be bifurcated or separately valued. However, there were three features of the November 2019 Convertible Note and the related securities purchase agreement that required valuation. They were: (i) the debt issuance costs of $14,000, (ii) the intrinsic value of the beneficial conversion feature, and (iii) the original issue discount of $13,600. The amount to be recorded initially as the amount of the November 2019 Convertible Note was calculated by determining the relative values as percentages of the net proceeds of the November 2019 Convertible Note ($142,400), the beneficial conversion feature ($142,400) The debt issuance costs, original issue discount and the amount recorded as the intrinsic value of the beneficial conversion feature each are being amortized to interest expense on a straight-line basis over the life the November 2019 Convertible Note.

The table below provides a summary of the November 2019 Convertible Note as of December 31, 2019.

Principal amount of note payable	$170,000
Debt discounts, net of amortization of $26,940	(143,060)
Accrued coupon interest	2,701
$29,641

On October 22, 2019, the Company issued a convertible note (the “October 2019 Convertible Note”) bearing interest at 10% per year. The maturity amount is $60,000 and it matures on July 22, 2020. The Company incurred debt issuance costs of $3,750 for lender legal fees and due diligence fees. The transaction included a $1,750 original issue discount, a warrant to purchase 175,000 shares of common stock and 10,000 Commitment Shares (as such term is defined in the definitive transaction documents), which were issued in connection with the October 2019 Convertible Note. The net proceeds to the Company were $54,500. Subject to certain limitations and adjustments as described in the October 2019 Convertible Note, the holder may convert the October 2019 Convertible Note at a fixed conversion price of $0.50 per share of common stock, provided that from the date that is six months after the issuance date, the conversion price shall be 60% multiplied by the lowest trading price of the common stock during the twenty (20) consecutive trading days prior to conversion considering only trades of 100 shares of common stock or more. The Company evaluated all of the terms of the October 2019 Convertible Note and determined that, in accordance with ASC 815, there were no derivatives to be bifurcated or separately valued. However, there were five features of the October 2019 Convertible Note and the related securities purchase agreement that required valuation. They were: (i) the debt issuance costs of $3,750, (ii) the intrinsic value of the beneficial conversion feature, (iii) the value of the warrant, (iv) the original issue discount of $1,750, and (v) the value of the Commitment Shares. The Company valued the warrant using the Black-Scholes valuation method utilizing the following assumptions: (i) exercise price of $0.50, (ii) stock price of $0.31, (iii) life of five years, (iv) five-year risk free rate of 1.60% and (v) volatility of 476.01% that results in the value of one warrant of $0.310 and a total warrant value of $54,250. The amount to be recorded initially as the amount of the October 2019 Convertible Note was then calculated by determining the relative values as percentages of the net proceeds of the October 2019 Convertible Note ($54,500), and the warrant (46.23% or $27,738) and the Commitment Shares (2.64% or $1,585). The intrinsic value of the beneficial conversion feature was then calculated based on the value attributed to the October 2019 Convertible Note. The debt issuance costs, original issue discount and the amount recorded as the intrinsic value of the beneficial conversion feature each are being amortized to interest expense on a straight-line basis over the life the October 2019 Convertible Note.

The table below provides a summary of the October 2019 Convertible Note as of December 31, 2019.

Principal amount of note payable	$60,000
Debt discounts, net of amortization of $16,490	(47,512)
Accrued coupon interest	1,167
$13,655

On August 19, 2019, the Company issued a convertible note (the “August 2019 Convertible Note”) bearing interest at 10% per year. The maturity amount is $55,000 and it matures on May 19, 2020. The Company incurred debt issuance costs of $2,500 for lender legal fees. The transaction included a $5,000 original issue discount, a warrant to purchase 150,000 shares of common stock and 7,500 Commitment Shares (as such term is defined in the definitive transaction documents), which were issued in connection with the August 2019 Convertible Note. The net proceeds to the Company were $47,500. Subject to certain limitations and adjustments as described in the August 2019 Convertible Note, the holder may convert the August 2019 Convertible Note at a fixed conversion price of $0.50 per share of common stock, provided that from the date that is six months after the issuance date, the conversion price shall be the lower of (a) $0.50 or (b) 60% multiplied by the lowest closing price of the common stock during the twenty (20) consecutive trading days prior to conversion. The Company evaluated all of the terms of the August 2019 Convertible Note and determined that, in accordance with ASC 815, there were no derivatives to be bifurcated or separately valued. However, there were five features of the August 2019 Convertible Note and the related securities purchase agreement that required valuation. They were: (i) the debt issuance costs of $2,500, (ii) the intrinsic value of the beneficial conversion feature, (iii) the value of the warrant, (iv) the original issue discount of $5,000, and (v) the value of the Commitment Shares. The Company amortizes each of these five on a straight-line basis over the life of the August 2019 Convertible Note. The Company valued the warrant using the Black-Scholes valuation method utilizing the following assumptions: (i) exercise price of $0.50, (ii) stock price of $0.65, (iii) life of five years, (iv) five-year risk free rate of 1.47% and (v) volatility of 175.5% that results in the value of one warrant of $0.623 and a total warrant value of $93,450. The amount to be recorded initially as the amount of the August 2019 Convertible Note was then calculated by determining the relative values as percentages of the net proceeds of the August 2019 Convertible Note ($47,500) and the warrant (64.08% or $30,440) and the Commitment Shares (3.34% or $1,588). The intrinsic value of the beneficial conversion feature was then calculated based on the value attributed to the August 2019 Convertible Note. The debt issuance costs, original issue discount and the amount recorded as the intrinsic value of the beneficial conversion feature each are being amortized to interest expense on a straight-line basis over the life the August 2019 Convertible Note.

The table below provides a summary of the August 2019 Convertible Note as of December 31, 2019.

Principal amount of note payable	$55,000
Debt discounts, net of amortization of $27,781	(27,218)
Accrued coupon interest	2,034
$29,816

On May 17, 2019, the Company issued a master convertible note (the “May 2019 Convertible Note”) issuable in tranches, bearing interest at 10% per year, bearing a maximum maturity amount of $150,000. The first tranche has a maturity amount of $50,000 and matures on May 17, 2020. There was a stated original issue discount of $5,000 and the Company incurred debt issuance costs of $2,000 for lender legal fees. The net proceeds to the Company were $43,000. Subject to certain limitations and adjustments as described in the May 2019 Convertible Note, the holder may convert from the date of issuance to the maturity date, part or all of the May 2019 Convertible Note, inclusive of accrued interest, into the Company’s common stock at a variable conversion price that is the lesser of (i) lowest trading price as such term is defined in the May 2019 Convertible Note (the lowest closing bid price) in the twenty five day trading period prior to the date of the May 2019 Convertible Note (which price is now fixed at $0.25, the closing bid price on May 16, 2019), or (ii) the variable conversion price (as defined in the May 2019 Convertible Note) which is 61% of the market price (as defined in the May 2019 Convertible Note). The market price is the lowest trading price (closing bid) in the twenty-five day trading day period up to the day prior to the conversion. If at any time while the May 2019 Convertible Note is outstanding, the conversion price is equal to or lower than $0.35, then an additional eleven percent (11%) discount is to be factored into the conversion price until the May 2019 Convertible Note is no longer outstanding (resulting in a discount rate of 50% assuming no other adjustments are triggered). The lowest trading price on the date of inception of the May 2019 Convertible Note ($0.25) and the lowest market price were both below $0.35, the effective conversion rate on the inception date was $0.125. Therefore, on the inception date, the first tranche would have converted into 400,000 shares of the Company’s common stock. The Company evaluated all of the terms of the May 2019 Convertible Note and determined that, in accordance with Accounting Standard Codification (ASC) 815, there were no derivatives to be bifurcated or separately valued. However, there were four features of the May 2019 Convertible Note, the related securities purchase agreement and the warrant that was issued in connection therewith that required valuation. They were: (i) the original issue discount of $5,000, (ii) the debt issuance costs of $2,000, (iii) the beneficial conversion feature and (iv) the value of the warrant. The Company evaluated (iii) the intrinsic value of the beneficial conversion feature for a calculated value of $286,000 (($0.84 closing price minus $0.125 conversion price) x 400,000 shares). The Company calculated the warrant value using the Black-Scholes valuation method, utilizing the following assumptions: (a) exercise price of $1.18 per share, (b) stock price $0.84, (c) three year life (d) three year risk free rate of 2.15% and (e) volatility of 210.19% and determined that the value of one warrant was $0.774 and the total warrant value was $32,796 for the warrant exercisable into 42,373 shares of the Company’s common stock, par value $0.001. The amount to be recorded initially as the amount of the May 2019 Convertible Note was then calculated by determining the relative values as percentages of the net proceeds of the May 2019 Convertible Note ($50,000)  and the warrant ($32,796). The intrinsic value of the beneficial conversion feature was then calculated based on the value attributed to the May 2019 Convertible Note. The original issue discount, debt issuance costs, the intrinsic value of the beneficial conversion feature and proceeds allocated to the value of the warrant are being amortized to interest expense on a straight-line basis over the life the May 2019 Convertible Note. On December 9, 2019 the holder of the May 2019 Convertible Note converted $4,554 of principal amount into 130,000 shares of the Company’s common stock ($0.0408 per share).

The table below provides a summary of the May 2019 Convertible Note as of December 31, 2019.

Principal amount of note payable after payment of $4,554 of principal	$45,446
Debt discounts, net of amortization of $33,040	(17,181)
Accrued coupon interest	3,108
$31,373

On April 24, 2019, the Company issued a convertible note (“the April 2019 Convertible Note”) bearing interest at 10% per year. The maturity amount is $58,500 and matures on the one-year anniversary which is April 24, 2020. The Company incurred debt issuance costs of $3,500 for lender legal and due diligence fees. There was no stated original issue discount and no warrants were issued in connection with the April 2019 Convertible Note. The net proceeds to the Company were $55,000. Subject to certain limitations and adjustments as described in the April 2019 Convertible Note, the holder may, from the date that is one hundred eighty (180) days after the issuance to the maturity date, convert part or all of the April 2019 Convertible Note, inclusive of accrued interest, into the Company’s common stock at a variable conversion price that is 61% of the market price as defined in the April 2019 Convertible Note. The market price is the lowest trading price, which in turn is the lowest closing bid price in the twenty (20) trading days prior to conversion. The lowest closing bid price in the twenty (20) day period prior to inception was $0.65 which would calculate to a $0.3964 conversion price and further calculate to 147,541 conversion shares to be issued. The Company evaluated all of the terms of the April 2019 Convertible Note and determined that, in accordance with ASC 815, there were no derivatives to be bifurcated or separately valued. However, there were two features of the April 2019 Convertible Note and the related securities purchase agreement that required valuation. They were: (i) the debt issuance costs of $3,500, and (ii) the intrinsic value of the beneficial conversion feature. The Company evaluated (ii) as the closing price on the inception date minus the conversion price multiplied by the number of conversion shares and determined that the beneficial conversion feature had an intrinsic value of $44,950 (($0.701 closing price minus $0.3964 conversion price) x 147,541 shares). The debt issuance costs and the amount recorded as the intrinsic value of the beneficial conversion feature are each being amortized to interest expense on a straight-line basis over the life the April 2019 Convertible Note. On November 12, 2019 the holder of the April 2019 Convertible Note converted $10,000 of principal amount into 81,967 shares of the Company’s common stock ($0.1220 per share). On October 28, 2019 the same holder converted $10,000 of principal amount of the April 2019 Convertible Note into 73,529 shares of the Company’s common stock ($0.1360 per share). (See Note 10. Subsequent Events).

The table below provides a summary of the April 2019 Convertible Note as of December 31, 2019.

Principal amount of note payable after payment of $20,000 of principal	$38,500
Debt discounts, net of amortization of $37,762	(10,688)
Accrued coupon interest	4,257
$32,069

On January 2, 2019, February 27, 2019, March 6, 2019 and March 14, 2019, the Company issued convertible notes (each a “2019 Q1 Convertible Note and collectively, the “2019 Q1 Convertible Notes”) bearing interest at 10% per year. The 2019 Q1 Convertible Notes issued on January 2, 2019 matured on February 28, 2019 with a face amount of $10,000. The 2019 Q1 Convertible Notes issued on February 27, 2019, March 6, 2019 and March 14, 2019 matured on April 30, 2019 with an aggregate face amount of $100,000. Investors who purchased 2019 Q1 Convertible Notes also received an aggregate of 110,000 common stock purchase warrants. The warrants were valued using the Black Scholes option pricing model calculated on the date of each grant and had an aggregate value of $78,780. Total value received by the investors was $188,780, the sum of the face value of the convertible note and the value of the warrant. Therefore, the Company recorded a debt discount associated with the warrant issuance of $45,812 and an initial value of the convertible notes of $64,188 using the relative fair value method. An additional $9,464 of interest expense was recorded based upon the 10% annual rate for the year ended December 31, 2019. As of December 31, 2019, none of the 2019 Q1 Convertible Notes were paid and each remained outstanding and continued to accrue interest. Although the 2019 Q1 Convertible Notes are in default, the Company has not received any notices of default from any of the note holders. The 2019 Q1 Convertible Notes have no reset rights or other protections based on subsequent equity transactions, equity-linked transactions or other events other than the right, but not the obligation, for each investor to convert or exchange his or her 2019 Q1 Convertible Note, but not the warrant, into the next exempt private securities offering. The April 2019 Convertible Note, the May 2019 Convertible Note, the August 2019 Convertible Note, the October 2019 Convertible Note and the November 2019 Convertible Note, which the Company does not consider to have arisen from offerings, may be interpreted in such a way that the 2019 Q1 Convertible Note Holders have the right to convert or exchange. However, no holders of 2019 Q1 Convertible Notes requested a conversion or exchange in connection with the issuance of such notes. The Company does not believe that an offering occurred as of December 31, 2019 or as of the date of the issuance of these financial statements. Therefore, the number of shares of common stock (or preferred stock) into which the 2019 Q1 Convertible Notes may convert is not determinable and the Company has not accounted for any additional consideration. The warrants to purchase 110,000 shares of common stock issued in connection with the sale of the 2019 Q1 Convertible Notes are exercisable at a fixed price of $1.50 per share of common stock, provide no right to receive a cash payment, and included no reset rights or other protections based on subsequent equity transactions, equity-linked transactions or other events. The Company determined that there were no embedded derivatives to be identified, bifurcated and valued in connection with the 2019 Q1 Convertible Notes.

During December 2018, convertible notes (“2018 Convertible Notes”) bearing interest at 10% per year and maturing on February 28, 2019 and warrants were sold to investors with an aggregate face amount of $80,000. Investors also received 80,000 common stock purchase warrants. The warrants were valued using the Black Scholes option pricing model calculated on the date of each grant and had an aggregate value of $68,025. Total value received by the investors was $148,025, the sum of the face value of the 2018 Convertible Notes and the value of the warrant. Therefore, the Company recorded a debt discount associated with the issuance of the warrants of $36,347 and an initial value of the 2018 Convertible Notes of $43,653 using the relative fair value method. An additional $8,111 and $401 of interest expense was recorded based upon the 10% annual rate for the years ended December 31, 2019 and 2018 respectively. The 2018 Convertible Notes matured on February 28, 2019, were not paid, remain outstanding and continue to accrue interest. Although the 2018 Convertible Notes are in default, the Company has not received any notices of default from any of the note holders. The 2018 Convertible Notes have no reset rights or other protections based on subsequent equity transactions, equity-linked transactions or other events other than the right, but not the obligation for each investor to convert or exchange his or her 2018 Convertible Note, but not the warrant, into the next exempt private securities offering. The May 2019 Convertible Note and April 2019 Convertible Note, which the Company does not consider to have arisen from an offering, may be interpreted in such a way that the 2019 Q1 Convertible Note Holders have the right to convert or exchange. However, no holders of such notes have requested a conversion or exchange. The Company does not believe that an offering occurred as of December 31, 2019 or as of the date of the issuance of these financial statements. Therefore, the number of shares of common stock (or preferred stock) into which the 2018 Convertible Notes may convert is not determinable and the Company has not accounted for any additional consideration. The warrants to purchase 80,000 shares of common stock issued in connection with the sale of the 2018 Convertible Notes are exercisable at a fixed price of $1.50 per share of common stock, provide no right to receive a cash payment, and included no reset rights or other protections based on subsequent equity transactions, equity-linked transactions or other events. The Company determined that there were no embedded derivatives to be identified, bifurcated and valued in connection with this financing.

The 2018 Convertible Notes and 2019 Q1 Convertible Notes consist of the following at December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
Principal amount of notes payable	$190,000	$80,000
Discount associated with issuance of warrants net of amortization of $82,159 as of December 31, 2019 and $8,379 as of December 31, 2018	-	(27,968)
Accrued interest payable	17,976	401
	$207,976	$52,433

Convertible notes were also sold to investors in 2014 and 2015 (“Original Convertible Notes), which aggregated a total of $579,500, had a fixed interest rate of 10% per annum and those that remain outstanding are convertible into common stock at a fixed price of $11.3750 per share. The Original Convertible Notes have no reset rights or other protections based on subsequent equity transactions, equity-linked transactions or other events. The warrants to purchase 50,945 shares of common stock issued in connection with the sale of the convertible notes have either been exchanged as part of April and May 2016 note and warrant exchange agreements or expired on September 15, 2016.

The maturity date of the Original Convertible Notes was extended to September 15, 2016 and included the issuance of 27,936 additional warrants to purchase common stock, exercisable at $11.375 per share of common stock, which expired on September 15, 2016.

The remaining outstanding Original Convertible Notes (including those for which default notices have been received) consist of the following at December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
Principal amount of notes payable	$125,000	$125,000
Accrued interest payable	82,060	62,233
	$207,060	$187,233

As of December 31, 2019, principal and accrued interest on the Original Convertible Note that is subject to a default notice accrues annual interest at 12% instead of 10%, totaled $43,666, of which $18,666 was accrued interest. As of December 31, 2018, principal and accrued interest on Original Convertible Notes subject to default notices totaled $38,292 of which $13,292 was accrued interest.

As of December 31, 2019 all of the outstanding Original Convertible Notes, inclusive of accrued interest, were convertible into an aggregate of 18,204 shares of the Company’s common stock, including 7,217 shares attributable to accrued interest of $82,060 payable as of such date. As of December 31, 2018, the outstanding Original Convertible Notes were convertible into 16,460 shares of the Company’s common stock, including 5,471 shares attributable to accrued interest of $62,233 payable as of such date. Such Original Convertible Notes will continue to accrue interest until exchanged, paid or otherwise discharged. There can be no assurance that any of the additional holders of the remaining Original Convertible Notes will exchange their notes.

Note Payable to SY Corporation Co., Ltd.

On June 25, 2012, the Company borrowed 465,000,000 Won (the currency of South Korea, equivalent to approximately $400,000 United States Dollars) from and executed a secured note payable to SY Corporation Co., Ltd., formerly known as Samyang Optics Co. Ltd. (“SY Corporation”), an approximately 20% common stockholder of the Company at that time. SY Corporation was a significant stockholder and a related party at the time of the transaction, but has not been a significant stockholder or related party of the Company subsequent to December 31, 2014. The note accrues simple interest at the rate of 12% per annum and had a maturity date of June 25, 2013. The Company has not made any payments on the promissory note. At June 30, 2013 and subsequently, the promissory note was outstanding and in default, although SY Corporation has not issued a notice of default or a demand for repayment. The Company believes that SY Corporation is in default of its obligations under its January 2012 license agreement, as amended, with the Company, but the Company has not yet issued a notice of default. The Company intends to continue efforts towards a comprehensive resolution of the aforementioned matters involving SY Corporation.

The promissory note is secured by collateral that represents a lien on certain patents owned by the Company, including composition of matter patents for certain of the Company’s high impact AMPAkine compounds and the low impact AMPAkine compounds CX2007 and CX2076, and other related compounds. The security interest does not extend to the Company’s patents for its AMPAkine compounds CX1739 and CX1942, or to the patent for the use of AMPAkine compounds for the treatment of respiratory depression.

Note payable to SY Corporation consists of the following at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Principal amount of note payable	$399,774	$399,774
Accrued interest payable	363,280	315,307
Foreign currency transaction adjustment	3,182	29,360
	$766,236	$744,441

Interest expense with respect to this promissory note was $47,971 and $47,973 for years ended December 31, 2019 and 2018, respectively.

Advances from and Notes Payable to Officers

On January 29, 2016, Dr. Arnold S. Lippa, the Company’s Interim President, Interim Chief Executive Officer, Chief Scientific Officer and Chairman of the Board of Directors, advanced $52,600 to the Company for working capital purposes under a demand promissory note with interest at 10% per annum. On September 23, 2016, Dr. Lippa advanced $25,000 to the Company for working capital purposes under a second demand promissory note with interest at 10% per annum. The notes are secured by the assets of the Company. Additionally, on April 9, 2018, Dr. Lippa advanced another $50,000 to the Company as discussed in more detail below. In connection with the loans, Dr. Lippa was issued fully vested warrants to purchase 15,464 shares of the Company’s common stock, 10,309 of which have an exercise price of $5.1025 per share and 5,155 of which have an exercise price of $4.85 which were the closing prices of the Company’s common stock on the respective dates of grant. The warrants expired on January 29, 2019 and September 23, 2019, respectively.

On February 2, 2016, Dr. James S. Manuso, the Company’s then Chief Executive Officer and Vice Chairman of the Board of Directors, advanced $52,600 to the Company for working capital purposes under a demand promissory note with interest at 10% per annum. On September 22, 2016, Dr. Manuso, advanced $25,000 to the Company for working capital purposes under a demand promissory note with interest at 10% per annum. The notes are secured by the assets of the Company. Additionally, on April 9, 2018, Dr. Manuso advanced another $50,000 to the Company as discussed in more detail below. In connection with the loans, Dr. Manuso was issued fully vested warrants to purchase 13,092 shares of the Company’s common stock, 8,092 of which have an exercise price of $6.50 per share and 5,000 of which have an exercise price of $5.00, which were the closing market prices of the Company’s common stock on the respective dates of grant. The warrants expired on February 2, 2019 and September 22, 2019, respectively.

On April 9, 2018, Dr. Arnold S. Lippa, the Company’s Interim President, Interim Chief Executive Officer, Chief Scientific Officer and Chairman of the Board of Directors and Dr. James S. Manuso, the Company’s then Chief Executive Officer and Vice Chairman of the Board of Directors, advanced $50,000 each, for a total of $100,000, to the Company for working capital purposes. Each note is payable on demand after June 30, 2018. Each note was subject to a mandatory exchange provision that provided that the principal amount of the note would be mandatorily exchanged into a board approved offering of the Company’s securities, if such offering held its first closing on or before June 30, 2018 and the amount of proceeds from such first closing was at least $150,000, not including the principal amounts of the notes that would be exchanged, or $250,000 including the principal amounts of such notes. Upon such exchange, the notes would be deemed repaid and terminated. Any accrued but unpaid interest outstanding at the time of such exchange will be (i) repaid to the note holder or (ii) invested in the offering, at the note holder’s election. A first closing did not occur on or before June 30, 2018. Dr. Arnold S. Lippa agreed to exchange his note into the board approved offering that had its initial closing on September 12, 2018. Accrued interest on Dr. Lippa’s note was not exchanged. As of December 31, 2019, Dr. James S. Manuso had not exchanged his note.

During the year ended December 31, 2019, Dr. Lippa advanced on an interest free basis the Company $38,000 of which $13,000 was repaid to Dr. Lippa. The outstanding balance of the advance is payable on demand.

During the year ended December 31, 2019, the Company repaid $1,000 to Jeff Margolis related to $6,500 of interest free advances Mr. Margolis made to the Company during the year ended December 2018. The outstanding balance of the advance is payable on demand.

For the fiscal years ended December 31, 2019 and 2018, $10,272 and $11,268 was charged to interest expense with respect to Dr. Lippa’s notes, respectively.

For the fiscal years ended December 31, 2019 and 2018, $15,416 and $12,769 was charged to interest expense with respect to Dr. James S. Manuso’s notes, respectively.

As of September 30, 2018, Dr. James S. Manuso resigned his executive officer positions and as a member of the Board of Directors of the Company. All of the interest expense noted above for 2019 was incurred while Dr. Manuso was no longer an officer. With respect to the year ended December 31, 2019, of the $12,769 of interest expense noted above, $3,564 was incurred while Dr. Manuso was no longer an officer.

Other Short-Term Notes Payable

Other short-term notes payable at December 31, 2019 and December 31, 2018 consisted of premium financing agreements with respect to various insurance policies. At December 31, 2019, a premium financing agreement was payable in the initial amount of $61,746, with interest at 9% per annum, in ten monthly installments of $7,120, and another premium financing arrangement was payable in the initial amount of $9,322 payable in equal quarterly installments. At December 31, 2019 and 2018, the aggregate amount of the short-term notes payable was $4,635 and $8,907 respectively.